Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2019 USD ($) Segments Region	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Exchange Rates [line items]
Trade receivable settlement period		30 days
Number of operating segments | Segments		6
Number of reportable segments | Segments		6
Number of geographical regions | Region		5
Right of use assets		$ 2,029		$ 1,977
Lease liabilities		2,025		$ 1,985
income tax liabilities		573
IFRIC 23 [Member]
Disclosure Of Exchange Rates [line items]
income tax liabilities		$ 573
Bottom of range [member]
Disclosure Of Exchange Rates [line items]
Voting rights in associate		20.00%
Bottom of range [member] | Argentina [member]
Disclosure Of Exchange Rates [line items]
Cumulative inflation rate	100.00%
Top of range [member]
Disclosure Of Exchange Rates [line items]
Voting rights in associate		50.00%
Software and capitalized development cost [member] | Bottom of range [member]
Disclosure Of Exchange Rates [line items]
Amortisation period		3 years
Software and capitalized development cost [member] | Top of range [member]
Disclosure Of Exchange Rates [line items]
Amortisation period		5 years
IFRS 16 [member] | Announcing or commencing implementation of major restructuring [member]
Disclosure Of Exchange Rates [line items]
Right of use assets			$ 17,000
Lease liabilities			$ 18,000